Subsequent Events (Details) - Forecast [Member]	Jul. 08, 2025 USD ($) $ / shares shares
Subsequent Events [Line Items]
Underwriters option exercisable with in days	45 days
Purchase of additional shares	243,750
A Shares [Member]
Subsequent Events [Line Items]
Offered shares	1,625,000
IPO [Member]
Subsequent Events [Line Items]
Per share (in Dollars per share) | $ / shares	$ 4
Initial public offering (in Dollars) | $	$ 6,500,000